Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of composition of the fleet and spare engines, leases

Aircraft		At December	At December
Type	Model	31, 2022	31, 2021
A319	132	3	3
A319	133	—	2
A320	233	39	39
A320	232	1	1
A320NEO	271N	48	39
A321	231	10	10
A321NEO	271N	15	6
		116	100

Engine spare		At December	At December
Type	Model	31, 2022	31, 2021
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	6	5
V2500	V2527-A5	6	4
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		23	20

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets recognized and the movements during the period

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As of January 1st ,2021	US$	1,674,620	US$	41,567	US$	4,036	US$	1,720,223
Additions		437,334		2,928		13,894		454,156
Modifications		60,239		2,084		6,928		69,251
Disposals		—		—		(273)		(273)
Foreign currency translation effects		(56,768)		—		(3)		(56,771)
Depreciation on right of use assets		(252,761)		(11,626)		(4,964)		(269,351)
As of December 31, 2021		1,862,664		34,953		19,618		1,917,235
Additions		521,711		1,023		30,597		553,331
Modifications		25,895		(168)		5,081		30,808
Depreciation on right of use assets		(299,517)		(11,627)		(9,299)		(320,443)
As of December 31, 2022	US$	2,110,753	US$	24,181	US$	45,997	US$	2,180,931

Summary of carrying amounts of lease liabilities and the movements during the period

	2022		2021
As of January 1st,	US$	2,412,137	US$	2,212,201
Additions		550,834		464,049
Modifications		29,842		67,589
Disposals		—		(291)
Accretion of interest		165,043		127,329
Foreign exchange effect		(129)		72,449
Foreign currency translation effects		—		(72,221)
Payments		(449,004)		(458,968)
As of 31 December,	US$	2,708,723	US$	2,412,137
Current	US$	335,620	US$	283,843
Non-current	US$	2,373,103	US$	2,128,294

Summary of amounts recognized in profit or loss

	For the year ended
	December 31, 2022		December 31, 2021		December 31, 2020
Depreciation of right-of-use assets	US$	(320,443)	US$	(269,351)	US$	(236,417)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(174,769)		(128,159)		(108,907)
Aircraft and engine variable lease expenses		(124,532)		(83,373)		(85,957)
Total amount recognized in profit or loss	US$	(619,744)	US$	(480,883)	US$	(431,281)